11. JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2019
Judicial Deposits
JUDICIAL DEPOSITS

11.     JUDICIAL DEPOSITS

The rollforward of the judicial deposits is set forth below:

	Tax		Labor		Civil, commercial and other		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Beginning balance	288,377	292,543	351,648	360,033	29,073	36,364	669,098	688,940
Additions	79,702	19,056	176,406	181,688	4,373	2,874	260,481	203,618
Transfer - held for sale	-	(66)	-	(6,826)	-	-	-	(6,892)
Reversals	(9,440)	(5,304)	(36,461)	(47,153)	(382)	(2,971)	(46,283)	(55,428)
Write-offs	(123,371)	(31,948)	(198,821)	(146,221)	(4,825)	(8,612)	(327,017)	(186,781)
Interest	9,709	14,142	9,056	14,555	726	1,416	19,491	30,113
Exchange rate variation	-	(47)	(20)	(4,425)	-	-	(20)	(4,472)
Ending balance	244,977	288,376	301,808	351,651	28,965	29,071	575,750	669,098